PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited)
1
Voya Retirement
Conservative Portfolio
Shares RA Value
Percentage
of Net
Assets
EXCHANGE-TRADED FUNDS : 8.4%
160,033  Schwab U.S. TIPS
ETF
$ 8,582,570
3.2
181,521  Vanguard Short-Term
Bond ETF
14,283,887
5.2
Total Exchange-Traded
Funds
(Cost $22,752,779)
22,866,457
8.4
MUTUAL FUNDS : 91.6%
Affiliated Investment Companies : 91.6%
1,553,422  Voya High Yield Bond
Fund - Class R6
10,920,556
4.0
682,461  Voya International
Index Portfolio - Class I
8,298,721
3.1
499,874  Voya Russell
TM
Mid
Cap Index Portfolio
- Class I
5,713,561
2.1
3,902,425  Voya Short Duration
Bond Fund - Class R6
36,838,889
13.5
14,242,349  Voya U.S. Bond Index
Portfolio - Class I
132,881,120
48.7
2,751,142  Voya U.S. Stock Index
Portfolio - Class I
55,105,372
20.2
Total Mutual Funds
(Cost $226,532,962)
249,758,219
91.6
Total Long-Term
Investments
(Cost $249,285,741)
272,624,676
100.0
Total Investments in
Securities
(Cost $249,285,741) $ 272,624,676 100.0
Assets in Excess of
Other Liabilities 5,954 0.0
Net Assets $ 272,630,630 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2024 (unaudited) (continued)
2
Voya Retirement
Conservative Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2024
Asset Table
Investments, at fair value
Exchange-Traded Funds $ 22,866,457 $ — $ — $ 22,866,457
Mutual Funds 249,758,219 — — 249,758,219
Total Investments, at fair value $ 272,624,676 $ — $ — $ 272,624,676
Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended September 30, 2024, where the following issuers were considered an affiliate:
Issuer
Beginning
Fair Value
at 12/31/2023
Purchases
at Cost
Sales
at Cost
Change In
Unrealized
Appreciation/
(Depreciation)
Ending
Fair
Value at
9/30/2024
Investment
Income
Realized
Gains/
(Losses)
Net
Capital
Gain
Distributions
Voya High Yield Bond Fund - Class
R6
$ 12,269,668 $ 984,860 $ (2,472,252) $ 138,280 $ 10,920,556 $ 579,553 $ 39,512 $ —
Voya International Index Portfolio
- Class I
9,017,088 734,316 (2,003,506) 550,823 8,298,721 240,514 230,041 —
Voya Russell
TM
Large Cap Value
Index Portfolio - Class I
6,115,705 314,882 (6,045,168) (385,419) — 119,010 613,837 93,804
Voya Russell
TM
Mid Cap Index
Portfolio - Class I
— 5,626,602 (412,948) 499,907 5,713,561 — 13,819 —
Voya Short Duration Bond Fund -
Class R6
41,605,279 3,480,316 (9,290,708) 1,044,002 36,838,889 1,390,866 (617,029) —
Voya U.S. Bond Index Portfolio -
Class I
157,300,710 19,120,426 (51,439,109) 7,899,093 132,881,120 4,418,041 (6,967,198) —
Voya U.S. Stock Index Portfolio -
Class I
53,247,532 13,076,805 (11,878,605) 659,640 55,105,372 46,555 5,107,172 4,295,953
$ 279,555,982 $ 43,338,207 $ (83,542,296) $ 10,406,326 $ 249,758,219 $ 6,794,539 $ (1,579,846) $ 4,389,757
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 31,862,366
Gross Unrealized Depreciation (8,523,431)
Net Unrealized Appreciation $ 23,338,935